Other Assets, Non-Current	12 Months Ended
Dec. 31, 2024
Other Assets, Non-Current [Abstract]
OTHER ASSETS, NON-CURRENT

10. OTHER ASSETS, NON-CURRENT

	As of December 31,
	2023	2024
	RMB	RMB
Long-term receivable(i)	40,000	—
Total	40,000	—

Notes:

(i)	Long-term receivable represents the consideration receivable generated from the disposal of buildings to a third- party buyer. The Group filed appeal against the buyer because it did not repay the consideration on time as agreed. The local court has enforced asset preservation with properties value higher than the long-term receivable according to the Group’s appeal. The Group recorded RMB88,620 impairment losses on other non-current assets during the year ended December 31, 2022. In September 2023, the Group entered into an agreement with the subsidiary of the third-party buyer, Hunan Longxi, as settlement of the creditor’s rights on the non-current assets and the asset preservation was lifted. The payment contains RMB40,000 in cash and an additional RMB40,000 in cash or 20 properties of which fair value is RMB49,340, which would be settled before December 20, 2023 and further amended to March 22, 2024. The Group recorded RMB25,825 impairment loss on long-lived assets and long-term prepaid expenses based on the expected settlement amount of RMB80,000 with the carrying value of RMB105,825. As of December 31, 2023, the Group has received RMB35,000 in cash and RMB5,000 was reclassified as prepaid expenses and other current assets. On March 22, 2024, the Group and Hunan Longxi entered into a third amendment to amend the settlement date to September 22, 2024. The Group received RMB5,000 in cash and 20 properties in 2024. 5 of the 20 properties were used to settle the penalty payable with a third-party creditor, gain from this transaction was RMB6,874. Fair value of the other 15 properties was determined as RMB54,200 by the assistance of a third-party appraiser, which was used to settle the other non-current assets, gain from this transaction was RMB23,011.